SCHEDULE OF DEPRECIATION EXPENSE (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation of property, plant and equipment (per above)		$ 322,164	$ 374,752
“Research expenses” (Note 18)		(212,322)	(272,886)
Total	$ 80,400	$ 109,842	$ 101,866	$ 109,246